Investment Strategy - Greenspring Income Opportunities Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests primarily in a diversified portfolio of fixed income securities, including high-yield fixed income securities (sometimes referred to as “junk” bonds) of corporate issuers as a principal investment. The Fund may also invest in convertible securities, investment grade corporate securities, bank loans to corporate borrowers, variable or floating rate instruments, U.S.
Government and Agency securities and debt issued by non-U.S. companies.
High-yield securities typically pay high current interest and may offer potential capital appreciation in certain circumstances; however, they also involve additional risks as compared to investment-grade fixed income securities. The Adviser considers high yield bonds to be those that are rated below investment grade (lower than BBB- by S&P Global Ratings or lower than Baa3 by Moody’s Credit Ratings or, if unrated, deemed by the Adviser to be of comparable quality), including those that are in default at the time of purchase. Convertible securities are bonds or preferred stocks that are convertible into common stock or other equity interests at a predetermined price or conversion ratio during a specified period. Non-
U.S. companies are defined as those that are domiciled or headquartered outside of the United States or whose primary business activities or principal trading markets are located outside of the United States.
The Fund may also invest in equity securities of U.S. and non-U.S. companies. These investments will typically focus on preferred stocks, but the Fund may also hold common stocks.
While the Fund may invest in securities of any maturity, the Fund will normally seek to maintain a weighted average portfolio duration of three years or less. Duration is a measure of the underlying portfolio’s price sensitivity to changes in prevailing interest rates. The longer a security’s duration, the more sensitive its price will be to changes in interest rates. For example, the approximate percentage decrease in the price of a security with a three-year duration would be 3% in response to a 1% increase in interest rates.
In selecting securities for the Fund, the Adviser performs detailed fundamental credit analysis, including factors such as capital structure, cash flow, and earnings potential. The Adviser also considers qualitative factors such as a company’s competitive position, business prospects, management, and industry dynamics.
The Adviser may reduce or exit positions when it believes doing so is appropriate and consistent with the
Fund’s objective, or when market conditions, particular industries, or company-specific issues warrant such action.
If the Adviser cannot find securities that meet its investment criteria for the Fund, or for cash management purposes, it may invest in high-quality, short-term money market instruments, including money market funds.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests primarily in a diversified portfolio of fixed income securities, including high-yield fixed income securities (sometimes referred to as “junk” bonds) of corporate issuers as a principal investment. The Fund may also invest in convertible securities, investment grade corporate securities, bank loans to corporate borrowers, variable or floating rate instruments, U.S. Government and Agency securities and debt issued by non-U.S. companies.